Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	Related Party Transactions and Balances

(a)	Loan from a non-controlling shareholder

	December 31,
	2017	2016
Loan - current	$-	$2,304
Loan - non - current	7,070	-
	$7,070	$2,304

The Company has two loans due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian, with a total amount of $7,070, of which $4,611 (RMB 30 million) was borrowed on August 23, 2017 and is repayable on August 22, 2020. $2,459 (RMB 16 million) was borrowed in 2012 and amended from current to long term loan, which is repayable on November 9, 2020. These two loans are unsecured, bearing interest at 6.0% and 7.2% per year, respectively. Interest expense was $262 in 2017 (2016 - $176, 2015 - $183). Interest is payable monthly. As of December 31, 2017, no interest is owed on the loan from the non-controlling shareholder (December 31, 2016 - $nil). Interests of $262, $176 and $199 were paid to the non-controlling shareholder for the years ended December 31, 2017, 2016 and 2015, respectively.

(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2017	2016	2015
Rent expenses to SinoBioway Biotech Group Co., Ltd. (“SinoBioway”).	$793	$807	$852

In 2004, the Company entered into two operating lease agreements with SinoBioway, the parent company of Sinobioway Medicine Co., Ltd. (“Sinobioway Medicine”) which is the non-controlling shareholder of Sinovac Beijing, with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $201 (RMB 1.4 million). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $75 (RMB 0.5 million) to $201 (RMB 1.4 million) per year.

In June 2007, the Company entered into another operating lease agreement with SinoBioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China, for an annual lease payment of $302 (RMB 2.0 million). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with SinoBioway with respect to expansion of Sinovac R&D’s business in research and development activities for an annual lease payment of $149 (RMB 1.0 million). The lease commenced on September 30, 2010 and has a term of five years.

On April 8, 2013, the Company entered into three supplemental agreements with SinoBioway, under which the expiration date of three of the four operating lease agreements was extended to April 7, 2033.

As of December 31, 2017, $391 (December 31, 2016 - $366) in prepaid lease payments made to SinoBioway is included in current and long-term prepaid expenses and deposits.